Convertible Preferred Stock and Stockholders' Deficit - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Common stock reserved for future issuance	337,223,020	336,993,915	338,147,099
Redeemable Convertible Preferred Stock [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Common stock reserved for future issuance	294,636,237	294,636,237	294,636,237
Stock Options Issued And Outstanding [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Common stock reserved for future issuance	40,194,581	40,251,144	30,738,629
Preferred Stock Warrants Issued And Outstanding [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Common stock reserved for future issuance	1,118,677	729,572	729,572
Authorized For Future Stock Awards Or Option Grants [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Common stock reserved for future issuance	1,273,525	1,376,962	12,042,661